                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey May 11, 2005
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE







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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        58

Form 13F Information Table Value Total:       $522,308
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
1.              28-7176                         Allied Capital Management LLC







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                                   13F REPORT
                                 March 31, 2005
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.




COLUMN 1                         COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5                            COLUMN 6
                                 TITLE OF      CUSIP          VALUE        SHRS OR                           INVESTMENT
NAME OF ISSUER                     CLASS      NUMBER        (x$1000)       PRN AMT     SH/PRN    PUT/CALL    DISCRETION
------------------------------------------------------------------------------------------------------------------------


BUNGIE INC                          COM      02209s103         6735        125,000        SH        N/A        DEFINED
ALTRIA GROUP INC                    COM      02209s103         9874        151,000        SH        N/A        DEFINED
AMBAC FINL GROUP INC                COM      023139108        10195        136,400        SH        N/A        DEFINED
AMERICAN INTL GROUP                 COM      026874107         7962        143,690        SH        N/A        DEFINED
ANDREW CORP                         COM      034425108         5664        483,700        SH        N/A        DEFINED
BARD C R INC                        COM      067383109         7578        111,300        SH        N/A        DEFINED
BLOCK H & R INC                     COM      093671105         8695        171,900        SH        N/A        DEFINED
CHEVRONTEXACO CORP                  COM      166764100         8408        144,200        SH        N/A        DEFINED
CITIGROUP INC                       COM      172967101        14156        315,000        SH        N/A        DEFINED
CONOCOPHILLIPS                      COM      20825C104         8528         79,074        SH        N/A        DEFINED
DOLLAR GEN CORP                     COM      256669102        10030        457,800        SH        N/A        DEFINED
DOMINION RESOURCES INC              COM      25746U109         2315         31,100        SH        N/A        DEFINED
HEWLETT PACKARD CO                  COM      428236103        13756        627,000        SH        N/A        DEFINED
HOME DEPOT INC                      COM      437076102        14803        387,100        SH        N/A        DEFINED
INCO LTD                            COM      453258402         8179        205,500        SH        N/A        DEFINED
JOHNSON & JOHNSON                   COM      478160104        10765        160,300        SH        N/A        DEFINED
JOHNSON CTLS INC                    COM      478366107         9680        173,600        SH        N/A        DEFINED
JONES APPAREL GROUP INC             COM      480074103         6366        190,100        SH        N/A        DEFINED
KING PHARMACEUTICALS INC            COM      495582108         7258        873,500        SH        N/A        DEFINED
LABORATORY CORP AMER                COM      50540R409         6715        139,300        SH        N/A        DEFINED
LIMITED BRANDS INC                  COM      532716107        10806        444,700        SH        N/A        DEFINED
MASCO CORP                          COM      574599106         9562        275,800        SH        N/A        DEFINED
MATTEL INC                          COM      577081102        13004        609,100        SH        N/A        DEFINED
MBNA CORP                           COM      55262L100        10652        433,900        SH        N/A        DEFINED
METLIFE INC                         COM      59156R108        11965        306,000        SH        N/A        DEFINED
MICROSOFT CORP                      COM      594918104        22325        923,680        SH        N/A        DEFINED
MOHAWK INDS INC                     COM      608190104         1180         14,000        SH        N/A        DEFINED
MYLAN LABS INC                      COM      628530107         5586        315,200        SH        N/A        DEFINED
NOKIA CORP                          ADR      654902204         5616        364,000        SH        N/A        DEFINED
NORTHROP GRUMMAN CORP               COM      666807102        10634        197,000        SH        N/A        DEFINED
OMNICOM GROUP                       COM      681919106         9561        108,000        SH        N/A        DEFINED
PEPSICO INC                         COM      713448108        14079        265,500        SH        N/A        DEFINED
PERFORMANCE FOOD GROUP CO           COM      713755106         8595        310,500        SH        N/A        DEFINED
PFIZER INC                          COM      717081103        12058        459,000        SH        N/A        DEFINED
POPULAR INC                         COM      733174106         6883        283,000        SH        N/A        DEFINED
PUBLIC SERVICE ENTERPRISE           COM      744573106         6679        122,800        SH        N/A        DEFINED
REEBOK INTL LTD                     COM      758110100         8846        199,700        SH        N/A        DEFINED
SARA LEE CORP                       COM      803111103         8902        401,700        SH        N/A        DEFINED
SBC COMMUNICATIONS INC              COM      78387G103        12792        540,000        SH        N/A        DEFINED
SEALED AIR CORP                     COM      81211K100         9718        187,100        SH        N/A        DEFINED
SHERWIN WILLIAMS CO                 COM      824348106         8152        185,300        SH        N/A        DEFINED
SIGMA ALDRICH                       COM      826552101         7804        127,400        SH        N/A        DEFINED
SOUTHERN CO                         COM      842587107        11965        375,900        SH        N/A        DEFINED
ST PAUL COS INC                     COM      792860108         7691        209,400        SH        N/A        DEFINED
SUNGARD DATA SYS INC                COM      867363103         4199        121,700        SH        N/A        DEFINED
TAIWAN SEMICONDUCTOR                ADR      874039100         9412      1,109,900        SH        N/A        DEFINED
TEMPUR-PEDIC INTL                   COM      88023U101          206         11,060        SH        N/A        DEFINED
TEVA PHARMACEUTICAL INDS            ADR      881624209         7427        239,600        SH        N/A        DEFINED
TIDEWATER INC                       COM      886423102         9781        251,700        SH        N/A        DEFINED
US BANCORP DEL COM NEW              COM      902973304         9625        334,000        SH        N/A        DEFINED
UNION PAC CORP                      COM      907818108         7946        114,000        SH        N/A        DEFINED
VALERO ENERGY CORP                  COM      91913Y100         7898        107,800        SH        N/A        DEFINED
VODAFONE GROUP SPONSORED ADR        ADR      92857W100         8104        305,100        SH        N/A        DEFINED
WELLPOINT HEALTH NETWORKS           COM      94973H108         7847         62,600        SH        N/A        DEFINED
WESTERN DIGITAL CORP                COM      958102105        10158        796,700        SH        N/A        DEFINED
WEYERHAEUSER CO                     COM      962166104         9124        133,200        SH        N/A        DEFINED
WYETH                               COM      983024100         9491        225,000        SH        N/A        DEFINED
YUM BRANDS INC                      COM      988498101         8373        161,600        SH        N/A        DEFINED
                        GRAND TOTAL                          522308     16,739,204







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

COLUMN 1                         COLUMN 7             COLUMN 8
                                  OTHER           VOTING AUTHORITY
NAME OF ISSUER                   MANAGERS         SOLE       SHARED      NONE
--------------------------------------------- ----------- ----------- ------------

BUNGIE INC                       DEFINED        125,000
ALTRIA GROUP INC                 DEFINED        151,000
AMBAC FINL GROUP INC             DEFINED        136,400
AMERICAN INTL GROUP              DEFINED        143,690
ANDREW CORP                      DEFINED        483,700
BARD C R INC                     DEFINED        111,300
BLOCK H & R INC                  DEFINED        171,900
CHEVRONTEXACO CORP               DEFINED        144,200
CITIGROUP INC                    DEFINED        315,000
CONOCOPHILLIPS                   DEFINED         79,074
DOLLAR GEN CORP                  DEFINED        457,800
DOMINION RESOURCES INC           DEFINED         31,100
HEWLETT PACKARD CO               DEFINED        627,000
HOME DEPOT INC                   DEFINED        387,100
INCO LTD                         DEFINED        205,500
JOHNSON & JOHNSON                DEFINED        160,300
JOHNSON CTLS INC                 DEFINED        173,600
JONES APPAREL GROUP INC          DEFINED        190,100
KING PHARMACEUTICALS INC         DEFINED        873,500
LABORATORY CORP AMER             DEFINED        139,300
LIMITED BRANDS INC               DEFINED        444,700
MASCO CORP                       DEFINED        275,800
MATTEL INC                       DEFINED        609,100
MBNA CORP                        DEFINED        433,900
METLIFE INC                      DEFINED        306,000
MICROSOFT CORP                   DEFINED        923,680
MOHAWK INDS INC                  DEFINED         14,000
MYLAN LABS INC                   DEFINED        315,200
NOKIA CORP                       DEFINED        364,000
NORTHROP GRUMMAN CORP            DEFINED        197,000
OMNICOM GROUP                    DEFINED        108,000
PEPSICO INC                      DEFINED        265,500
PERFORMANCE FOOD GROUP CO        DEFINED        310,500
PFIZER INC                       DEFINED        459,000
POPULAR INC                      DEFINED        283,000
PUBLIC SERVICE ENTERPRISE        DEFINED        122,800
REEBOK INTL LTD                  DEFINED        199,700
SARA LEE CORP                    DEFINED        401,700
SBC COMMUNICATIONS INC           DEFINED        540,000
SEALED AIR CORP                  DEFINED        187,100
SHERWIN WILLIAMS CO              DEFINED        185,300
SIGMA ALDRICH                    DEFINED        127,400
SOUTHERN CO                      DEFINED        375,900
ST PAUL COS INC                  DEFINED        209,400
SUNGARD DATA SYS INC             DEFINED        121,700
TAIWAN SEMICONDUCTOR             DEFINED      1,109,900
TEMPUR-PEDIC INTL                DEFINED         11,060
TEVA PHARMACEUTICAL INDS         DEFINED        239,600
TIDEWATER INC                    DEFINED        251,700
US BANCORP DEL COM NEW           DEFINED        334,000
UNION PAC CORP                   DEFINED        114,000
VALERO ENERGY CORP               DEFINED        107,800
VODAFONE GROUP SPONSORED ADR     DEFINED        305,100
WELLPOINT HEALTH NETWORKS        DEFINED         62,600
WESTERN DIGITAL CORP             DEFINED        796,700
WEYERHAEUSER CO                  DEFINED        133,200
WYETH                            DEFINED        225,000
YUM BRANDS INC                   DEFINED        161,600
